Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 905.1	$ 766.8
Additions	279.6	276.9
Business combinations	35.0	15.4
Transfer to right-of-use assets	(7.3)
Disposals	(1.4)	(0.4)
Depreciation	(177.3)	(156.0)
Effect of foreign currency exchange rate changes	(6.3)	2.4
Carrying amount, Ending balance	1,027.4	905.1
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	292.4	255.4
Additions	111.8	119.4
Business combinations	2.0	0.4
Disposals		(0.1)
Depreciation	(90.4)	(83.2)
Effect of foreign currency exchange rate changes	(2.3)	0.5
Carrying amount, Ending balance	313.5	292.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	348.1	273.9
Additions	133.6	127.6
Business combinations		4.9
Transfer to right-of-use assets	(4.7)
Disposals	(1.0)	(0.3)
Depreciation	(69.6)	(57.7)
Effect of foreign currency exchange rate changes	(2.8)	(0.3)
Carrying amount, Ending balance	403.6	348.1
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	216.6	192.0
Additions	32.1	29.1
Business combinations	19.7	9.5
Transfer to right-of-use assets	(2.6)
Disposals	(0.4)
Depreciation	(17.3)	(15.1)
Effect of foreign currency exchange rate changes	(0.7)	1.1
Carrying amount, Ending balance	247.4	216.6
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	48.0	45.5
Additions	2.1	0.8
Business combinations	13.3	0.6
Effect of foreign currency exchange rate changes	(0.5)	1.1
Carrying amount, Ending balance	$ 62.9	$ 48.0